/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending July 31, 2000

MFS Multimarket Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
7/13/00
Shares of
Beneficial Interest
300
6.125
7.00
Paine Webber

7/17/00
Shares of Beneficial Interest
20000
6.1875
6.99
Paine Webber
7/17/00
Shares of Beneficial Interest
20000
6.1875
6.99
Paine Webber
7/19/00
Shares of Beneficial Interest
5300
6.1875
6.96

Paine Webber
7/24/00
Shares of Beneficial Interest
50000
6.1875
7.01

Paine Webber
7/31/00
Shares of Beneficial Interest
300000
6.25
7.01

Paine Webber

Total Shares Repurchased:  395,600
Remarks:	None.

MFS Multimarket Income Trust
by:  James Yost
	James Yost
	Treasurer